Subordinated Liabilities - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Subordinated liabilities [abstract]
Loss on repurchase of debt securities and subordinated liabilities	£ 1
Loss on repurchase of debt securities		£ 27